FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2017 and 2018.

(in US$ thousands)	2017		2018
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$63,670	$63,670	$59,308	$59,308
Accounts receivable	751	751	523	523
Restricted cash	507	507	518	518
Refundable deposits	208	208	197	197
Financial liabilities
Accounts payable	314	314	104	104
Accrued compensation	549	549	170	170
Accrued expenses	2,158	2,158	1,263	1,263

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2018
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	518	—	518
	$—	$524	$—	$524

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2017
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	507	—	507
	$—	$513	$—	$513

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2017 and 2018 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2018	Total Impairment Losses
(a) Prepaid licensing and royalty fees	—	—	84	84	244
Total	$—	$—	$84	$84	$244

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2017	Total Impairment Losses
(b) Investments - Cost-method	$—	$—	$—	$—	$52
Total	$—	$—	$—	$—	$52
(a)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2018, certain prepaid licensing and royalty fees were written down to $84 thousand, resulting in an impairment charge of $244 thousand. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee and related royalties are re-valued when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.

(b)

Impairment losses on certain cost method investments which were determined to be impaired:
In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.